Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Mairs & Power Growth Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Growth Fund
Class Name	Mairs & Power Growth Fund
Trading Symbol	MPGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mairs & Power Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/growth-fund. You can also request this information by contacting us at 1-800-304-7404.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/growth-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Growth Fund	$32	0.63%
[1]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/growth-fund for recent performance information.
Net Assets	$ 5,374,131,323
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 14,252,684
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$5,374,131,323
Number of Holdings	45
Net Advisory Fee	$14,252,684
Portfolio Turnover	8%
30-Day SEC Yield	0.75%

Holdings [Text Block]

Top 10 Holdings	(%)
Microsoft Corp.	12.2%
NVIDIA Corp.	10.0%
Amazon.com, Inc.	6.8%
JPMorgan Chase & Co.	5.8%
UnitedHealth Group, Inc.	4.1%
Graco, Inc.	3.3%
Visa, Inc. - Class A	2.9%
Apple, Inc.	2.9%
Fiserv, Inc.	2.8%
Toro Co.	2.6%

Security Type	(%)
Common Stocks	99.9%
Money Market Funds	0.1%
Cash & Other	0.0%

Updated Prospectus Web Address	mairsandpower.com/funddocuments
Mairs & Power Balanced Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Balanced Fund
Class Name	Mairs & Power Balanced Fund
Trading Symbol	MAPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mairs & Power Balanced Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/balanced-fund. You can also request this information by contacting us at 1-800-304-7404.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/balanced-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Balanced Fund	$36	0.72%
[2]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/balanced-fund for recent performance information.
Net Assets	$ 721,310,211
Holdings Count | $ / shares	259
Advisory Fees Paid, Amount	$ 2,166,986
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$721,310,211
Number of Holdings	259
Net Advisory Fee	$2,166,986
Portfolio Turnover	6%
Weighted Average Maturity	8.08 years
Effective Duration	5.82 years
30-Day SEC Yield	2.28%
Average Credit Quality	BBB

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	2.9%
Texas Instruments, Inc.	2.6%
Fiserv, Inc.	2.4%
Ecolab, Inc.	2.4%
United States Treasury Note/Bond	2.3%
Graco, Inc.	2.2%
Abbott Laboratories	2.1%
Motorola Solutions, Inc.	2.1%
Visa, Inc.	2.1%

Security Type	(%)
Common Stocks	62.7%
Corporate Bonds	32.2%
U.S. Treasury Securities	2.3%
Municipal Bonds	1.4%
Asset-Backed Securities	0.6%
Money Market Funds	0.2%
Cash & Other	0.6%

Updated Prospectus Web Address	mairsandpower.com/funddocuments
Mairs & Power Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Small Cap Fund
Class Name	Mairs & Power Small Cap Fund
Trading Symbol	MSCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mairs & Power Small Cap Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/small-cap-fund. You can also request this information by contacting us at 1-800-304-7404.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/small-cap-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Small Cap Fund	$46	0.97%
[3]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.97%
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/small-cap-fund for recent performance information.
Net Assets	$ 234,965,267
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,070,482
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$234,965,267
Number of Holdings	41
Net Advisory Fee	$1,070,482
Portfolio Turnover	8%
30-Day SEC Yield	0.17%

Holdings [Text Block]

Top 10 Holdings	(%)
Clearfield, Inc.	4.7%
JBT Marel Corp.	4.5%
AAR Corp.	4.5%
Medpace Holdings, Inc.	4.0%
Hub Group, Inc. - Class A	3.9%
Knife River Corp.	3.8%
Piper Sandler Cos.	3.8%
HB Fuller Co.	3.8%
Littelfuse, Inc.	3.7%
Workiva, Inc.	3.6%

Security Type	(%)
Common Stocks	100.3%
Money Market Funds	0.3%
Cash & Other	-0.6%

Updated Prospectus Web Address	mairsandpower.com/funddocuments
Mairs & Power Minnesota Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Mairs & Power Minnesota Municipal Bond ETF
Class Name	Mairs & Power Minnesota Municipal Bond ETF
Trading Symbol	MINN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mairs & Power Minnesota Municipal Bond ETF (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/mn-muni-bond-etf. You can also request this information by contacting us at 1-855-839-2800.
Additional Information Phone Number	1-855-839-2800
Additional Information Website	mairsandpower.com/funds/mn-muni-bond-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Minnesota Municipal Bond ETF	$12	0.25%
[4]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/mn-muni-bond-etf for recent performance information.
Net Assets	$ 27,087,542
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 30,903
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$27,087,542
Number of Holdings	126
Net Advisory Fee	$30,903
Portfolio Turnover	7%
Weighted Average Maturity	10.20 years
Effective Duration	6.16 years
30-Day SEC Yield	3.50%
Average Credit Quality	AA

Holdings [Text Block]

Top 10 Issuers	(%)
State of Minnesota	8.6%
County of Hennepin MN	4.9%
University of Minnesota	2.7%
City of Northfield MN	2.2%
Inver Grove Heights Independent School District No 199	2.1%
University of St Thomas	2.0%
Forest Lake Independent School District No 831	1.8%
St Paul Independent School District No 625	1.8%
Minneapolis-St Paul Metropolitan Airports Commission	1.6%
City of St Cloud MN	1.6%

Security Type	(%)
Municipal Bonds	98.4%
Money Market Funds	1.9%
Cash & Other	-0.3%

Credit Breakdown*	(%)
AAA	29.6%
AA	50.3%
A	13.9%
BBB & Lower	3.0%
Unrated	1.5%
Cash & Cash Equivalent	1.7%
[5]
Updated Prospectus Web Address	mairsandpower.com/funddocuments

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Mairs & Power uses lower of the S&P or Moody’s ratings and chooses to display credit ratings using S&P’s rating convention, although the rating itself might be sourced from another Nationally Recognized Statistical Rating Agency. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund itself. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the rating agency will classify the security as unrated.